Other Liabilities (Tables)	12 Months Ended
Jun. 30, 2018
Other Liabilities
Schedule of other liabilities

	30 June 2018	30 June 2017
	AUD$	AUD$
Other Liabilities
Convertible Notes*	—	226,000
Deferred Revenue**	—	19,139
Borrowings***	—	139,864
Total	—	385,003

(*) Convertible Notes:

 On 17 February 2016, the Company secured A$1,700,000 in funding with a New York-based Investment Fund. The facility was used to fund the immediate start of the clinical phase for IMM-529 in Clostridium difficile.

(**) Deferred Revenue:

This amount represents amounts billed by the Company for undelivered goods.

(***) Borrowings:

 The Company has financed A$162,457 for its insurance policies during the year ended June 30, 2017. Principal and interest (A$8,561) is to be repaid monthly by Immuron over a 11-month term. During the financial year 2018, the outstanding borrowings were repaid by the Company.